Stockholders’ Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
Schedule of Common Stock Reserved For Future Issuance
Common stock reserved for future issuance as of March 31, 2026 was as follows (in thousands).

March 31, 2026
Earn Out Securities	74,998
Common stock warrants(1)	64,839
Outstanding stock options	53,107
Shares available for issuance under equity incentive plan	25,961
Cumulative redeemable convertible preferred stock(2)	14,960
Shares available for issuance under the ESPP	7,456
Total	241,321
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(1)Common stock warrants include both equity-classified and liability-classified warrants (see Note 9).
(2)Includes shares issuable for accrued interest paid-in-kind (see Note 10).

Common stock reserved for future issuance as of December 31, 2025 was as follows (in thousands).

December 31, 2025
Earn Out Securities	74,998
Common stock warrants(1)	65,226
Outstanding stock options	55,438
Shares available for issuance under equity incentive plan	25,709
Cumulative redeemable convertible preferred stock(2)	14,597
Shares available for issuance under the ESPP	5,639
Total	241,607
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(1)Common stock warrants include both equity-classified and liability-classified warrants (see Note 11).
(2)Includes shares issuable for accrued interest paid-in-kind (see Note 12).

Schedule of Outstanding Warrants
As of March 31, 2026, the Company had the following equity-classified common stock warrants outstanding (in thousands, except exercise price per share):

	Shares Underlying Warrants	Exercise Price Per Share	Expiration Date
Public Warrants	24,604	$9.28	9/24/2030
Private Placement Warrants	14,300	$9.28	9/24/2030
Assumed Kodiak Warrants	559	$2.24	12/31/2028, 6/30/2031
Total outstanding	39,463

As of December 31, 2025, the Company had the following equity-classified common stock warrants outstanding (in thousands, except exercise price per share):

	Shares Underlying Warrants	Exercise Price Per Share	Expiration Date
Public Warrants	24,991	$9.28	9/24/2030
Private Placement Warrants	14,300	$9.28	9/24/2030
Assumed Kodiak Warrants	559	$2.24	12/31/2028, 6/30/2031
Total outstanding	39,850